Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000259931
Shareholder Report [Line Items]
Fund Name	Financials ETF
Trading Symbol	TFNS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Financials ETF (the "fund") for the period of June 11, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financials ETF	$26	0.44%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past period?

  Stocks of financial services companies produced strong gains in 2025 as the market was lifted by generally favorable corporate earnings and economic growth, optimism about artificial intelligence developments, and the Federal Reserve’s resumption of interest rate reductions starting in September. The financials sector was also supported by factors such as rebounding capital markets activity, deregulation, strong consumer activity, and anticipation that fiscal and monetary stimulus will boost growth in 2026.

  The banking industry is one of the fund’s largest allocations, and our positions in money center banks, such as Citigroup, generated strong returns in the period since the fund’s inception. Broker-dealers, trust banks, and consumer finance companies also performed well.

  There were some detractors in absolute terms, such as online payment provider PayPal Holdings. Fiserv, a fintech business that helps companies and consumers process transactions, also performed poorly, and we eliminated it from the portfolio.

  The fund seeks long-term capital appreciation by investing at least 80% of its net assets in securities of financial companies, such as banks, insurers, consumer finance companies, and capital markets businesses. Some notable changes in positioning in the last six months were increased exposure to traditional banks (specifically, small community banks and large regional banks), investment banks, and consumer finance companies. We decreased exposure to insurance companies, alternative asset managers, and electronic payment providers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/11/25	10,276	10,240	10,311
9/2025	10,620	11,021	10,643
12/2025	11,041	11,384	10,857

Average Annual Return [Table Text Block]
Fund	Since Inception 6/11/25
Financials ETF (Based on Net Asset Value)	10.41%
MSCI All Country World Index Net (Regulatory Benchmark)	13.84%
S&P 500 Financial Index (Strategy Benchmark)	8.57%

Performance Inception Date	Jun. 11, 2025
AssetsNet	$ 12,364,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 26,000
InvestmentCompanyPortfolioTurnover	13.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,364 Number of Portfolio Holdings73 Investment Advisory Fees Paid (000s)$26 Portfolio Turnover Rate13.6%
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Money Center Banks	17.6%
Payments	15.8
Miscellaneous Insurance	9.2
Large Regional Banks	7.9
Investment Banks	7.2
Primary Commercial	7.0
Brokerage & Wealth Managers	5.9
Consumer Finance	5.9
Alternative Asset Managers	3.3
Other	20.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	9.2%
Visa	7.4
Mastercard	5.5
Bank of America	4.9
JPMorgan Chase	4.9
Citigroup	4.3
Charles Schwab	3.9
Goldman Sachs Group	3.9
Wells Fargo	3.5
Capital One Financial	3.5

Material Fund Change [Text Block]